Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 29,645	$ 19,915	$ 12,607
Accounts receivable, net			92,444
Other Current Assets	40,287	72,270	2,583
Total current assets	69,932	92,185	107,634
Property, plant and equipment, net	179,646	222,816	262,243
Operating lease right-of-use assets	3,634,307	3,734,869	2,437,358
Other Assets:
Deferred tax asset			111,949
Deposits	511,559	461,132	204,048
Total other assets		461,132	315,997
Total assets	4,395,444	4,511,002	3,123,232
Current liabilities:
Accounts payable and accrued expenses	9,517,931	8,634,991	8,410,879
Operating lease liabilities, current portion	354,082	367,125	299,244
Notes payable	24,771,833	24,272,066	19,217,018
Total current liabilities	34,643,846	33,274,182	27,927,141
Long term liabilities:
PPP loan payable	471,300	471,300	1,283,624
Operating lease liabilities, non-current portion	3,173,190	3,237,060	2,442,519
Total long-term liabilities		3,708,360	3,726,143
Total liabilities	38,288,336	36,982,542	31,653,284
Stockholders’ deficit:
Series B Convertible Preferred stock; $0.01 par value, 40,000 shares authorized, 147 and 147 shares issued and outstanding at December 31, 2024 and 2023, respectively	1	1	1
Common stock, $0.001 par value, 100,000,000 shares authorized 32,958,288 and 32,958,288 shares issued and outstanding at December 31, 2024 and 2023, respectively	32,958	32,958	32,958
Additional paid-in capital	35,253,190	35,276,650	35,369,995
Treasury stock, 74,453 common shares, at cost
Accumulated deficit	(69,179,041)	(67,781,149)	(63,933,006)
Total stockholders’ deficit	(33,892,892)	(32,471,540)	(28,530,052)
Total liabilities and stockholders’ deficit	$ 4,395,444	$ 4,511,002	$ 3,123,232